PROFUNDS

Bitcoin Strategy ProFund (BTCFX)

(the "Fund")

Supplement dated February 1, 2022

to the Fund's Summary Prospectus dated November 30, 2021 (as supplemented or amended)

Summary Prospectus and Statutory Prospectus

The last sentence in the "Tax Information" section of the Fund's summary section is deleted in its entirety and replaced with the following:

The Fund intends to distribute income, if any, monthly, and capital gains, if any, at least annually.

For more information, please contact the Fund at 1-888-776-3637

Please retain this supplement for future reference.